SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is August 27, 2026.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® CORE EQUITY PORTFOLIO

MFS® CORPORATE BOND PORTFOLIO

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® GLOBAL EQUITY SERIES

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® GLOBAL GROWTH PORTFOLIO

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® GROWTH SERIES

MFS® HIGH YIELD PORTFOLIO

MFS® INCOME PORTFOLIO

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® INTERNATIONAL INTRINSIC EQUITY PORTFOLIO

(FORMERLY MFS® INTERNATIONAL INTRINSIC VALUE PORTFOLIO)

MFS® INVESTORS TRUST SERIES

MFS® LIMITED MATURITY PORTFOLIO

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® MID CAP GROWTH SERIES

MFS® MID CAP VALUE PORTFOLIO

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® NEW DISCOVERY SERIES

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® RESEARCH SERIES

MFS® TECHNOLOGY PORTFOLIO

MFS® TOTAL RETURN BOND SERIES

MFS® TOTAL RETURN SERIES

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

MFS® UTILITIES SERIES

MFS® VALUE SERIES

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Mid Cap Growth Series only, as follows:

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2025, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer

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performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2025, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund and/or MFS Funds managed in a substantially similar strategy to the portion of the Funds managed by the portfolio managers, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Mid Cap Growth Series	Eric Braz	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds
	Eric Fischman	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds
	Bradford Mak[1]	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds

1 MFS expects the benchmarks will be used to measure the portfolio manager’s performance as of July 1, 2026, the date the portfolio manager started managing the Fund.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund. Therefore, no portfolio manager owned shares of the Fund as of July 31, 2026.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed. The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2025, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Mid Cap Growth Series	Eric Braz	Registered Investment Companies[2]	5	$15.4 billion
		Other Pooled Investment Vehicles	6	$3.4 billion
		Other Accounts	11	$1.8 billion
	Eric Fischman	Registered Investment Companies[2]	8	$63.0 billion
		Other Pooled Investment Vehicles	6	$7.3 billion
		Other Accounts	19	$7.9 billion
	Bradford Mak[1]	Registered Investment Companies[2]	8	$57.1 billion
		Other Pooled Investment Vehicles	6	$7.1 billion
		Other Accounts	20	$7.0 billion

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of July 31, 2026.

2 Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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